Condensed Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Loss for the period	SFr (34,346)	SFr (38,489)
Adjustments to reconcile net loss for the period to net cash flows:
Depreciation of property, plant and equipment	842	893
Depreciation of right-of-use assets	269	282
Finance (income), net	(132)	(598)
Share-based compensation expense	2,701	1,886
Change in net employee defined benefit liability	558	283
Interest expense	125	274
Changes in working capital:
(Increase) in prepaid expenses	(471)	(601)
(Increase) / decrease in accrued income	(267)	552
Decrease in other current receivables	89	93
(Decrease) in accrued expenses	(633)	(4,982)
(Decrease)/increase in deferred income	(157)	(306)
Increase / (decrease) in trade and other payables	433	(1,584)
Cash used in operating activities	(30,989)	(42,297)
Interest received	197
Interest paid	(120)	(322)
Finance expenses paid	(5)	(5)
Net cash flows used in operating activities	(30,917)	(42,624)
Investing activities
Short-term financial assets, net	38,000	25,000
Purchases of property, plant and equipment	(355)	(1,077)
Rental deposits		2
Net cash flows provided by investing activities	37,645	23,925
Financing activities
Principal payments of lease obligations	(270)	(283)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	2,057
Transaction costs associated with issuance of shares in relation to asset acquisition previously recorded in Accrued expenses		(776)
Proceeds from issuance of common shares, net of transaction costs	(13)	6
Net cash flows provided by/(used in) financing activities	1,774	(1,053)
Net increase/(decrease) in cash and cash equivalents	8,502	(19,752)
Cash and cash equivalents at beginning of period	31,586	82,216
Exchange (loss)/gain on cash and cash equivalents	(81)	683
Cash and cash equivalents at end of the period	40,007	63,147
Supplemental non-cash activity
Capital expenditures in Trade and other payables or Accrued expenses		SFr 1
Transaction costs associated with the sale of treasury shares in public offering recorded in Accrued expenses	SFr 46